Investments	12 Months Ended
Dec. 31, 2023
Investments
Investments

5.  Investments

Investments at Cost

The breakdown of non-marketable securities as of December 31, 2023 and 2022 are as follows:

	Carrying amount
	Thousands of Yen		Ownership
	2023	2022	2023	2022
Matrix Industries, Inc.	¥77,948	¥52,520	2.89%	0.09%
Other	3,594	500	―	―
Total	¥81,542	¥53,020

The Company acquired a convertible note from Matrix Industries, Inc. for ¥52,520 thousand on February 3, 2021. In 2023, the Company converted the convertible note into shares. The carrying amount of non-marketable securities are recorded at cost as fair value is not readily determinable. The Company did not recognize any impairments or adjustments to the carrying value for the years ended December 31, 2023 and 2022.